Other liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities1 [Abstract]
Miscellaneous creditors	$ 260,923,620	$ 278,870,191
Short term personnel benefits	109,633,309	132,879,847
Other collections and withholdings	92,594,007	91,426,646
Advance collections	70,010,381	107,360,783
Other taxes payable	44,093,198	74,268,415
Contract liabilities	6,695,211	3,708,739
Long term personnel benefits	4,602,683	6,956,709
Termination benefits payable	4,280,110	2,529,395
Social security payable	967,585	807,763
Other	3,688,079	4,604,636
TOTAL	$ 597,488,183	$ 703,413,124